Equity Awards and Warrants - Common Stock (Details) - shares shares in Thousands	Feb. 28, 2023	Aug. 31, 2022	Aug. 30, 2022	May 31, 2022	May 31, 2021
Equity Awards and Warrants
Common stock, shares authorized	1,350,000	1,350,000	1,000,000	1,350,000	1,350,000